THE HENLOPEN FUND

                              (THE HENLOPEN LOGO)



                               SEMIANNUAL REPORT
                               DECEMBER 31, 1996


To My Fellow Shareholders:

1996 saw a widening performance gap between large and small capitalization stocks as illustrated by the difference among representative indices. As an example, the Dow Jones Industrial Index was up 28.9% for the year whereas the Russell 2000, a widely used index that measures smaller companies, was up only 16.5%.

Despite the fact that the bulk of its investments are in the small cap universe, The Henlopen Fund managed to post a strong 21.4% return for the 1996 calendar year, easily exceeding the 17.5% posted by the Lipper Growth Fund Index. This year's results add to the long-term performance of the Fund; since its inception in December, 1992, The Henlopen Fund has posted a superior 20.2% return on a compounded annualized basis.

We finished the year with a well-diversified portfolio of more than 80 stocks, with no holding exceeding 4.2% of the total. Examples of this diversification include names in the energy area (Flores & Rucks, up 118% from purchase price; Lone Star Technologies, up 46%), electronics (Galileo Corporation, up 62%; GenRad, up 42%), medical (Advanced Technology Laboratories, up 28%; RoTech Medical, up 42%), specialty retailing (Insight Enterprises, up 58%) and manufacturing (DT Industries, up 35%).

As of December 27, 1996, the Board of Trustees has declared a distribution of $0.1313 from short-term realized capital gains which were treated as ordinary income, and $0.23131 from long-term realized capital gains. The distributions were paid on December 30, 1996, to shareholders of record on December 26, 1996.

We will continue to invest in individual businesses enjoying significant revenue growth and improving profitability regardless of the overall level of economic activity. We are confident that our time-tested investment philosophy will hold our shareholders in good stead in the months ahead.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
         The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index*<F1>

           The Henlopen Fund    Lipper Growth Fund Index       S&P 500 Index
12/2/92           $10,000                  $10,000               $10,000
12/31/92          $10,010                  $10,204               $10,162
3/31/93           $10,821                  $10,507               $10,600
6/30/93           $11,562                  $10,661               $10,643
9/30/93           $12,450                  $11,173               $10,928
12/31/93          $12,999                  $11,426               $11,183
3/31/94           $12,760                  $11,084               $10,754
6/30/94           $12,126                  $10,841               $10,792
9/30/94           $12,853                  $11,373               $11,330
12/31/94          $12,644                  $11,246               $11,325
3/31/95           $13,583                  $12,059               $12,432
6/30/95           $15,493                  $13,350               $13,600
9/30/95           $17,819                  $14,562               $14,693
12/31/95          $17,453                  $14,855               $15,576
3/31/96           $19,233                  $15,525               $16,413
6/30/96           $21,442                  $16,039               $17,140
9/30/96           $21,024                  $16,496               $17,677
12/31/96          $21,182                  $17,453               $19,157

*<F1>assumes equal $10,000 investments made on inception date of December 2, 1992.
Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                       MANAGED BY LANDIS ASSOCIATES, INC.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         December 31, 1996 (Unaudited)

                                                                        QUOTED
SHARES OR PRINCIPAL AMOUNT                                 COST   MARKET VALUE
-------------------------                                 -----   ------------

LONG-TERM INVESTMENTS -- 87.8% (A)<F3>
COMMON STOCKS -- 87.6% (A)<F3>

            APPAREL & SHOES -- 2.4%
    20,000  Cutter & Buck Inc.*<F2>                    $227,500       $232,500
    60,000  Nantucket Industries, Inc.*<F2>             317,647        165,000
     6,000  NIKE, Inc. Class B                          348,180        358,500
                                                    -----------     ----------
                                                        893,327        756,000
            BASIC RESOURCES -- 1.5%
    35,000  Royal Gold, Inc.*<F2>                       430,000        468,125

            COMMUNICATIONS -- 0.5%
    15,500  Celeritek, Inc.*<F2>                        169,875        164,688

            CONSUMER NON-DURABLES -- 0.9%
    70,000  Electronic Hair Styling, Inc.*<F2>          347,500        288,750

            ELECTRONICS/EQUIPMENT MANUFACTURING -- 5.5%
    75,000  Aeroflex Inc.*<F2>                          445,779        356,250
     8,000  Benchmark Electronics, Inc.*<F2>            245,813        241,000
    12,000  Checkpoint Systems, Inc.*<F2>               220,788        297,000
    10,000  Galileo Corporation*<F2>                    155,550        251,250
    20,000  GenRad, Inc.*<F2>                           327,015        465,000
    17,000  Phoenix Gold
              International, Inc.*<F2>                  156,750         97,750
                                                    -----------     ----------
                                                      1,551,695      1,708,250

            ENERGY/SERVICES -- 15.5%
    52,700  Basin Exploration, Inc.*<F2>                308,419        329,375
    10,000  Diamond Offshore Drilling, Inc.*<F2>        492,600        570,000
    17,000  Flores & Rucks, Inc.*<F2>                   414,800        905,250
    25,000  Global Marine Inc.*<F2>                     371,500        515,625
    50,000  Lone Star Technologies, Inc.*<F2>           584,067        850,000
    33,000  Offshore Energy
              Development Corp.*<F2>                    421,000        503,250
    35,000  Plains Resources Inc.*<F2>                  485,940        546,875
    25,000  Titan Exploration, Inc.*<F2>                290,622        300,000
    20,000  Tuboscope Vetco
              International Corp.*<F2>                  300,000        310,000
                                                    -----------     ----------
                                                      3,668,948      4,830,375

            FINANCIAL SERVICES -- 14.3%
    10,000  American Federal Bank, FSB                  160,000        188,750
     5,500  Capital One Financial Corp.                 133,705        198,000
    11,000  Conseco, Inc.                               357,142        701,250
     5,000  Dean Witter, Discover & Co.                 331,550        331,250
    10,000  First USA, Inc.                             267,800        346,250
    60,000  Kinnard Investments, Inc.*<F2>              382,959        345,000
     5,000  Markel Corp.*<F2>                           309,875        450,000
    59,500  Mego Financial Corp.*<F2>                   444,395        520,625
    24,000  Olympic Financial Ltd.*<F2>                 449,240        345,000
    24,000  Olympic Financial Ltd.
              Rights 10/28/06*<F2>                            0              0
    23,000  Philadelphia Consolidated
              Holding Corp.*<F2>                        427,376        534,750
    15,000  Pioneer Group, Inc.                         306,550        356,250
    10,000  Willis Lease Finance Corp.*<F2>              80,000        128,750
                                                    -----------     ----------
                                                      3,650,592      4,445,875

            FOOD & BEVERAGES -- 2.3%
     4,000  Campbell Soup Co.                           298,240        321,000
    10,000  Smithfield Foods, Inc.*<F2>                 306,000        380,000
                                                    -----------     ----------
                                                        604,240        701,000

            HEALTHCARE SERVICES -- 4.3%
    26,000  MedPlus, Inc.*<F2>                          253,750        162,500
    30,000  National Health
              Enhancement Systems, Inc.*<F2>            262,188        270,000
    20,000  Physician Support
              Systems, Inc.*<F2>                        398,750        385,000
    15,000  RoTech Medical Corp.*<F2>                   221,250        315,000
    15,000  Unison HealthCare
              Corporation*<F2>                          165,000        196,875
                                                    -----------     ----------
                                                      1,300,938      1,329,375

            LEISURE/ENTERTAINMENT -- 5.7%
    72,500  Action Performance Cos. Inc.*<F2>           620,751      1,305,000
    10,000  Dover Downs
              Entertainment, Inc.*<F2>                  218,040        178,750
    15,000  Steiner Leisure LTD*<F2>                    195,000        301,875
                                                    -----------     ----------
                                                      1,033,791      1,785,625

            MISCELLANEOUS MANUFACTURING -- 8.5%
     8,000  AGCO Corp.                                  208,980        229,000
    35,000  Aim Safety Company Inc.*<F2>                380,214        453,285
    25,000  Chart Industries, Inc.                      366,750        428,125
    12,000  DT Industries, Inc.                         311,688        420,000
    13,000  P. H. Glatfelter Co.                        246,038        234,000
    35,000  Maverick Tube Corp.*<F2>                    400,000        446,250
    20,000  Northwest Pipe Co.*<F2>                     310,000        325,000
    12,500  Open Plan Systems, Inc.*<F2>                125,000        109,375
                                                    -----------     ----------
                                                      2,348,670      2,645,035

            MEDICAL PRODUCTS/SUPPLIES -- 2.9%
    10,000  Advanced Technology
              Laboratories, Inc.*<F2>                   241,250        310,000
    25,000  Applied Biometrics, Inc.*<F2>               412,246        325,000
    10,000  Possis Medical Inc.*<F2>                    171,563        208,750
     3,000  Theragenics Corp.*<F2>                       50,805         67,875
                                                    -----------     ----------
                                                        875,864        911,625

            NETWORKING -- 3.7%
     4,000  3Com Corp.*<F2>                             248,000        293,500
     5,000  Cisco Systems Inc.*<F2>                     299,250        318,125
    72,300  Osicom Technologies, Inc.*<F2>              666,687        546,805
                                                    -----------     ----------
                                                      1,213,937      1,158,430

            PHARMACEUTICALS -- 2.0%
    50,000  Cortex Pharmaceuticals, Inc.*<F2>           328,749        184,400
    30,000  Integra LifeSciences Corp.*<F2>             253,120        138,750
    35,000  NABI*<F2>                                   378,125        306,250
                                                    -----------     ----------
                                                        959,994        629,400

            RESTAURANTS -- 1.1%
    70,000  Pizza Inn, Inc.*<F2>                        342,750        323,750

            RETAILING -- 2.6%
    35,000  Charming Shoppes, Inc.*<F2>                 256,876        177,205
     5,000  Insight Enterprises, Inc.*<F2>               88,750        140,000
    12,000  PETsMART, Inc.*<F2>                         270,750        262,500
    17,000  Schultz Sav-O Stores, Inc.                  212,813        238,000
                                                    -----------     ----------
                                                        829,189        817,705

            SEMICONDUCTORS/RELATED -- 2.5%
    30,000  Integrated Circuit
              Systems, Inc.*<F2>                        440,876        408,750
    45,000  Patriot Scientific Corp.*<F2>               142,109         63,450
    12,000  SMART Modular
              Technologies Inc.*<F2>                    300,000        301,500
                                                    -----------     ----------
                                                        882,985        773,700

            SERVICE COMPANIES -- 2.6%
    40,000  4Front Software
              International, Inc.*<F2>                  232,500        175,000
    10,000  Computer Horizon Corp.*<F2>                 286,250        385,000
     8,500  National Education Corp.*<F2>               170,510        129,625
    15,000  Professional Staff PLC*<F2>                 135,000        131,250
                                                    -----------     ----------
                                                        824,260        820,875

            SOFTWARE -- 3.4%
    50,000  Alydaar Software
              Corporation*<F2>                          568,815        575,000
   105,000  Communication
              Intelligence Corp.*<F2>                   350,582        288,750
    10,000  Informix Corp.*<F2>                         257,500        203,750
                                                    -----------     ----------
                                                      1,176,897      1,067,500

            MISCELLANEOUS TECHNOLOGY -- 1.9%
    25,000  Amdahl Corp.*<F2>                           300,312        303,125
    50,000  Hauppage Digital, Inc.*<F2>                 225,942        196,900
    20,000  Photran Corporation*<F2>                    165,000         75,000
                                                    -----------     ----------
                                                        691,254        575,025

            TRANSPORTATION -- 2.5%
     8,000  Atlas Air, Inc.*<F2>                        326,380        382,000
    80,000  RailAmerica, Inc.*<F2>                      420,558        390,000
                                                    -----------     ----------
                                                        746,938        772,000
            MISCELLANEOUS -- 1.0%
    10,000  ChemFirst Inc.                              206,942        231,250
     3,340  Mississippi Chemical Corp.                   72,408         80,160
                                                    -----------     ----------
                                                        279,350        311,410

            Total common stocks                      24,822,994     27,284,518
                                                    -----------     ----------

PREFERRED STOCKS -- 0.2% (A)<F3>
     2,500  AMC Entertainment Inc.
              $1.75 Cum. Conv. Pfd.
              $0.66 2/3 par                              62,500         67,500
                                                    -----------     ----------
            Total long-term
              investments                            24,885,494     27,352,018
                                                    -----------     ----------

SHORT-TERM INVESTMENTS -- 8.9% (A)<F3>
            VARIABLE RATE DEMAND NOTES
$1,283,067  American Family
              Financial Services                      1,283,067      1,283,067
 1,500,000  Johnson Controls, Inc.                    1,500,000      1,500,000
                                                    -----------     ----------
            Total short-term
               investments                            2,783,067      2,783,067
                                                    -----------     ----------
            Total investments                       $27,668,561     30,135,085
                                                     ==========

            Cash and receivables, less
              liabilities 3.3% (A)<F3>                               1,028,466
                                                                   -----------
            NET ASSETS                                             $31,163,551
                                                                   ===========

            Net Asset Value Per Share
              ($0.01 par value unlimited
              shares authorized), offering
              and redemption price
              ($31,163,551 / 2,093,304
              shares outstanding)                                       $14.89
                                                                        ======

 *<F2>Non-income producing security.
(a)<F3>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

                               THE HENLOPEN FUND

                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1996 (Unaudited)

INCOME:
  Dividends                                                           $28,005
  Interest                                                             37,316
                                                                   ----------
  Total income                                                         65,321
                                                                   ----------
EXPENSES:
  Investment management fees                                          142,334
  Administrative services                                              28,395
  Professional fees                                                    12,064
  Transfer agent fees                                                  11,586
  Registration fees                                                     9,674
  Custodian fees                                                        6,401
  Printing and postage expense                                          6,041
  Amortization of organizational expenses                               5,597
  Other expenses                                                        3,203
                                                                   ----------
  Total expenses                                                      225,295
                                                                   ----------
NET INVESTMENT LOSS                                                 (159,974)
                                                                   ----------
NET REALIZED GAIN ON INVESTMENTS                                      523,886
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              (460,064)
                                                                   ----------
NET GAIN ON INVESTMENTS                                                63,822
                                                                   ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(96,152)
                                                                   ==========


                       STATEMENTS OF CHANGES IN NET ASSETS
       For the Period Ending December 31, 1996 (Unaudited) and for the
                           Year Ended June 30, 1996

                                              DECEMBER 31, 1996  JUNE 30, 1996
                                              -----------------  -------------
OPERATIONS:
  Net investment loss                                $(159,974)     $(232,045)
  Net realized gain on investments                      523,886      4,302,445
  Net (decrease) increase in unrealized
    appreciation on investments                       (460,064)      1,769,703
                                                     ----------     ----------
  Net (decrease) increase in net assets
    resulting from operations                          (96,152)      5,840,103
                                                     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains
    ($2.14451 and $2.26126 per share, respectively) (3,623,419)    (2,150,393)
                                                     ----------     ----------
  Total distributions                               (3,623,419)   (2,150,393)*
                                                                            <F4>
                                                     ----------     ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (324,560 and
    639,567 shares, respectively)                     4,846,085     10,090,946
  Net asset value of shares issued in
    distributions (256,417 and 148,396
    shares, respectively)                             3,537,970      2,133,156
  Cost of shares redeemed (31,704 and
    39,690 shares, respectively)                      (472,735)      (627,391)
                                                     ----------     ----------
  Net increase in net assets derived from
    Fund share activities                             7,911,320     11,596,711
                                                     ----------     ----------
  TOTAL INCREASE                                      4,191,749     15,286,421
NET ASSETS AT THE BEGINNING OF THE PERIOD            26,971,802     11,685,381
                                                     ----------     ----------
NET ASSETS AT THE END OF THE PERIOD                 $31,163,551    $26,971,802
                                                     ==========     ==========

*<F4>Total distributions include $1,994,634 of ordinary income, of which 3% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

                               THE HENLOPEN FUND
                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)


                                                                     (UNAUDITED)                                 FOR THE
                                                                         FOR THE                              PERIOD FROM
                                                                   PERIOD ENDING          FOR THE YEARS ENDED   12/2/92*<F5>
                                                                                  -----------------------------      to
                                                                        12/31/96   6/30/96   6/30/95   6/30/94   6/30/93
                                                                   -------------   -------   -------   ------- ---------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                    $17.47    $14.68    $11.67    $11.55    $10.00
  Income from investment operations:
  Net investment loss                                                     (0.01)    (0.05)    (0.11)    (0.07)    (0.02)
  Net realized and unrealized (loss) gains on investments                 (0.43)      5.10      3.31      0.64      1.58
                                                                         -------   -------   -------   -------  --------
  Total from investment operations                                        (0.44)      5.05      3.20      0.57      1.56
  Less distributions:
  Dividend from net investment income                                         --        --        --        --    (0.01)
  Distributions from net realized gains                                   (2.14)    (2.26)    (0.19)    (0.45)        --
                                                                         -------   -------   -------   -------  --------
  Total from distributions                                                (2.14)    (2.26)    (0.19)    (0.45)    (0.01)
                                                                         -------   -------   -------   -------  --------
  Net asset value, end of period                                          $14.89    $17.47    $14.68    $11.67    $11.55
                                                                         =======   =======   =======   =======   =======

TOTAL INVESTMENT RETURN                                                (1.2)%(a)<F10>38.4%     27.8%      4.9%   28.5%**<F6>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)                                  31,164    26,972    11,685     6,798     1,062
  Ratio of expenses (after reimbursement) to average net assets***<F7>    1.6%**<F6>  1.8%      2.0%      2.0%    2.0%**<F6>
  Ratio of net investment loss to average net assets****<F8>            (1.1)%**<F6>(1.3)%    (1.2)%    (1.3)%  (0.7)%**<F6>
  Portfolio turnover rate                                                  59.3%    177.5%    147.8%     63.0%     54.0%
  Average commission rate paid*****<F9>                                  $0.0588        --        --        --        --

*<F5>Commencement of Operations.    **<F6>Annualized.   (a)<F10>Not annualized.
***<F7>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been 3.0% for the year ended June 30, 1994 and 11.5%** for the period ended June 30, 1993.
****<F8>The ratio of net investment loss prior to the adviser's expense limitation undertaking to average net assets would have been (2.2%) for the year ended June 30, 1994 and (10.2%)** for the period ended June 30, 1993.
*****<F9>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.


                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1996 (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

  The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which was organized as a Delaware Business Trust on September 17, 1992 and is registered as an open-end management company under the Investment Company Act of 1940. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

  (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at cost which approximates quoted market value. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the statement of net assets, are the same for Federal income tax purposes.

  (b) Net realized gains and losses on common stock are computed on the basis of the cost of specific certificates.

  (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

  (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

  (f) Generally accepted accounting principles require that permanent financial reporting and tax differences for overdistributed net investment income be reclassified to capital stock.

  (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

  The Fund has a management agreement with Landis Associates, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

(3)  DISTRIBUTION TO SHAREHOLDERS --

  Net investment income and net realized gains, if any, are distributed to shareholders. On December 27, 1996, the Fund distributed $267,529 from net short-term realized gains ($0.1313 per share) and $473,063 ($0.23131 per share) from long-term realized gains. The distributions were paid on December 30, 1996, to shareholders of record on December 26, 1996.

(4)  DEFERRED EXPENSES --

  Organizational expenses were deferred and are being amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by the Adviser who will be reimbursed by the Fund over a period of five years. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized deferred expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. The unamortized organizational expenses at December 31, 1996 were $10,259.

(5)  INVESTMENT TRANSACTIONS --

  For the period ending December 31, 1996, purchases and proceeds of sales of investment securities (excluding short-term securities) were $17,502,043 and $15,843,972, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

  As of December 31, 1996, liabilities of the Fund included the following:

  Payable to the Adviser for management fees and deferred expenses    $36,339
  Other liabilities                                                    14,594

(7)  SOURCES OF NET ASSETS --

  As of December 31, 1996, the sources of net assets were as follows:

  Fund shares issued and outstanding                              $28,914,761
  Net unrealized appreciation on investments                        2,466,524
  Accumulated net realized losses                                    (217,734)
                                                                    ---------
                                                                  $31,163,551
                                                                   ==========

  Aggregate net unrealized appreciation as of December 31, 1996, consisted of the following:

  Aggregate gross unrealized appreciation                          $4,510,127
  Aggregate gross unrealized depreciation                          (2,043,603)
                                                                  -----------
            Net unrealized appreciation                            $2,466,524
                                                                   ==========


                               BOARD OF TRUSTEES

          ROBERT J. FAHEY, JR.
Director of Real Estate Investment Banking
Cushman & Wakefield of Pennsylvania, Inc.
       Philadelphia, Pennsylvania

           MICHAEL L. HERSHEY
   Chairman, Landis Associates, Inc.
          Wilmington, Delaware

        STEPHEN L. HERSHEY, M.D.
President, First State Orthopaedic Consultants, P.A.
            Newark, Delaware

        P. COLEMAN TOWNSEND, JR.
     President/CEO, Townsends, Inc.
          Millsboro, Delaware

Investment Adviser:  LANDIS ASSOCIATES, INC.

Independent Accountants:  PRICE WATERHOUSE LLP

Custodian, Transfer Agent:  FIRSTAR TRUST COMPANY

Legal Counsel:  FOLEY & LARDNER

                               THE HENLOPEN FUND
                                   SUITE 100
                             400 WEST NINTH STREET
                           WILMINGTON, DELAWARE 19801
                                 (302) 654-3131

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares
   of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.